AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.7%
Communication Services - 29.2%
Alphabet, Inc., Class C*	851	$2,301,461
Comcast Corp., Class A	38,600	2,270,838
Liberty Broadband Corp., Class C*	13,185	2,340,206
Liberty Media Corp.-Liberty SiriusXM, Class C*	49,538	2,288,656
Madison Square Garden Sports Corp.*	6,126	996,945
T-Mobile US, Inc.*	11,929	1,718,015

Total Communication Services		11,916,121
Consumer Discretionary - 12.2%
Dollar Tree, Inc.*	20,037	1,999,492
LKQ Corp.*	30,921	1,569,241
NVR, Inc.*	274	1,430,992

Total Consumer Discretionary		4,999,725
Consumer Staples - 10.4%
Keurig Dr Pepper, Inc.	62,952	2,216,540
Nestle SA, Sponsored ADR (Switzerland)	15,854	2,008,075

Total Consumer Staples		4,224,615
Energy - 3.7%
Pioneer Natural Resources Co.	10,270	1,492,950
Financials - 24.4%
Berkshire Hathaway, Inc., Class B*	12,646	3,519,255
Fidelity National Financial, Inc.	37,296	1,663,775
KKR & Co., Inc.	44,890	2,862,186
The Progressive Corp.	20,353	1,936,792

Total Financials		9,982,008
	Shares	Value
Health Care - 10.7%
CVS Health Corp.	18,671	$1,537,743
McKesson Corp.	6,396	1,303,697
UnitedHealth Group, Inc.	3,739	1,541,291

Total Health Care		4,382,731
Information Technology - 5.5%
Fiserv, Inc.*	19,580	2,253,854
Utilities - 3.6%
American Electric Power Co., Inc.	16,654	1,467,550

Total Common Stocks (Cost $37,742,161)		40,719,554
Short-Term Investments - 0.6%
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	83,312	83,312
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	83,311	83,311
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	85,836	85,836

Total Short-Term Investments (Cost $252,459)		252,459
Total Investments - 100.3% (Cost $37,994,620)		40,972,013
Other Assets, less Liabilities - (0.3)%		(138,790)
Net Assets - 100.0%		$40,833,223

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$40,719,554	—	—	$40,719,554
Short-Term Investments
Other Investment Companies	252,459	—	—	252,459
Total Investments in Securities	$40,972,013	—	—	$40,972,013

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.